ASSET RETIREMENT OBLIGATIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
ASSET RETIREMENT OBLIGATIONS.
Asset retirement obligations at beginning of year	$ 26	$ 29
Accretion expense	3	2
Liabilities assumed in connection with the Rockwood Acquisition	30
Liabilities settled	(1)	(2)
Foreign currency effect on reserve balance	(6)	(3)
Asset retirement obligations at end of year	$ 52	$ 26